Inventories (FY) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories Disclosure [Abstract]
Raw materials, parts, and supplies	$ 612	$ 542	$ 519
Semi-finished and finished goods	899	910	788
Total Inventories	$ 1,511	$ 1,452	$ 1,307